Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST I
Entity Central Index Key	0000076721
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000175861
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Investor Class
Trading Symbol	PAXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/LC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$50	0.99%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,057,801,420
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$1,057,801,420
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.8%
Utilities	1.4%
Materials	1.8%
Consumer Staples	3.5%
Real Estate	4.1%
Communication Services	6.6%
Consumer Discretionary	10.3%
Industrials	10.6%
Health Care	11.0%
Financials	14.7%
Information Technology	33.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.8%
OthersFootnote Reference†	29.9%
Technology Hardware, Storage & Peripherals	2.6%
Ground Transportation	2.9%
Insurance	3.3%
Financial Services	4.7%
Banks	5.1%
Interactive Media & Services	5.3%
Life Sciences Tools & Services	5.5%
Broadline Retail	7.3%
Semiconductors & Semiconductor Equipment	12.0%
Software	18.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	94.0%
Foreign Stocks	3.2%
Cash & Cash Equivalents	2.8%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	9.8%
Microsoft Corp.	9.2%
Alphabet, Inc., A	5.3%
Amazon.com, Inc.	4.1%
JPMorgan Chase & Co.	3.6%
Oracle Corp.	3.5%
eBay, Inc.	3.2%
Apple, Inc.	2.6%
Hubbell, Inc., B	2.5%
Danaher Corp.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000175860
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Institutional Class
Trading Symbol	PXLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/LC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$38	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 1,057,801,420
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$1,057,801,420
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.8%
Utilities	1.4%
Materials	1.8%
Consumer Staples	3.5%
Real Estate	4.1%
Communication Services	6.6%
Consumer Discretionary	10.3%
Industrials	10.6%
Health Care	11.0%
Financials	14.7%
Information Technology	33.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.8%
OthersFootnote Reference†	29.9%
Technology Hardware, Storage & Peripherals	2.6%
Ground Transportation	2.9%
Insurance	3.3%
Financial Services	4.7%
Banks	5.1%
Interactive Media & Services	5.3%
Life Sciences Tools & Services	5.5%
Broadline Retail	7.3%
Semiconductors & Semiconductor Equipment	12.0%
Software	18.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	94.0%
Foreign Stocks	3.2%
Cash & Cash Equivalents	2.8%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	9.8%
Microsoft Corp.	9.2%
Alphabet, Inc., A	5.3%
Amazon.com, Inc.	4.1%
JPMorgan Chase & Co.	3.6%
Oracle Corp.	3.5%
eBay, Inc.	3.2%
Apple, Inc.	2.6%
Hubbell, Inc., B	2.5%
Danaher Corp.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000061360
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Investor Class
Trading Symbol	PXSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$57	1.17%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
AssetsNet	$ 653,032,978
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$653,032,978
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
Communication Services	1.1%
Materials	4.7%
Real Estate	5.4%
Consumer Staples	7.5%
Consumer Discretionary	9.5%
Information Technology	12.2%
Industrials	15.3%
Financials	19.7%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	36.2%
Construction & Engineering	3.8%
Software	4.2%
Hotels, Restaurants & Leisure	4.2%
Consumer Staples Distribution & Retail	4.5%
Health Care Equipment & Supplies	5.4%
Banks	5.9%
Communications Equipment	6.9%
Pharmaceuticals	7.5%
Biotechnology	9.2%
Capital Markets	11.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	95.9%
Foreign Stocks	3.2%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.9%
Acadian Asset Management, Inc.	5.4%
Ligand Pharmaceuticals, Inc.	4.5%
Roivant Sciences Ltd.	3.5%
Planet Fitness, Inc., A	2.7%
US Foods Holding Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
Ciena Corp.	2.4%
Extreme Networks, Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000128850
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Class A
Trading Symbol	PXSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	1.17%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
AssetsNet	$ 653,032,978
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$653,032,978
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
Communication Services	1.1%
Materials	4.7%
Real Estate	5.4%
Consumer Staples	7.5%
Consumer Discretionary	9.5%
Information Technology	12.2%
Industrials	15.3%
Financials	19.7%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	36.2%
Construction & Engineering	3.8%
Software	4.2%
Hotels, Restaurants & Leisure	4.2%
Consumer Staples Distribution & Retail	4.5%
Health Care Equipment & Supplies	5.4%
Banks	5.9%
Communications Equipment	6.9%
Pharmaceuticals	7.5%
Biotechnology	9.2%
Capital Markets	11.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	95.9%
Foreign Stocks	3.2%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.9%
Acadian Asset Management, Inc.	5.4%
Ligand Pharmaceuticals, Inc.	4.5%
Roivant Sciences Ltd.	3.5%
Planet Fitness, Inc., A	2.7%
US Foods Holding Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
Ciena Corp.	2.4%
Extreme Networks, Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000061361
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Institutional Class
Trading Symbol	PXSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SC
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.92%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 653,032,978
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$653,032,978
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
Communication Services	1.1%
Materials	4.7%
Real Estate	5.4%
Consumer Staples	7.5%
Consumer Discretionary	9.5%
Information Technology	12.2%
Industrials	15.3%
Financials	19.7%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	36.2%
Construction & Engineering	3.8%
Software	4.2%
Hotels, Restaurants & Leisure	4.2%
Consumer Staples Distribution & Retail	4.5%
Health Care Equipment & Supplies	5.4%
Banks	5.9%
Communications Equipment	6.9%
Pharmaceuticals	7.5%
Biotechnology	9.2%
Capital Markets	11.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	95.9%
Foreign Stocks	3.2%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.9%
Acadian Asset Management, Inc.	5.4%
Ligand Pharmaceuticals, Inc.	4.5%
Roivant Sciences Ltd.	3.5%
Planet Fitness, Inc., A	2.7%
US Foods Holding Corp.	2.5%
Howard Hughes Holdings, Inc.	2.4%
Ciena Corp.	2.4%
Extreme Networks, Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000043241
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$35	0.70%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 517,308,327
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$517,308,327
Total Number of Portfolio Holdings	131
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
Consumer Staples	1.8%
Utilities	1.9%
Materials	2.2%
Real Estate	2.8%
Communication Services	4.6%
Consumer Discretionary	7.7%
Industrials	11.6%
Health Care	13.8%
Financials	16.5%
Information Technology	36.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
OthersFootnote Reference†	34.8%
Building Products	2.9%
Banks	3.1%
Broadline Retail	3.6%
Capital Markets	4.1%
Insurance	4.3%
Financial Services	4.8%
Technology Hardware, Storage & Peripherals	5.3%
Pharmaceuticals	7.1%
Software	11.7%
Semiconductors & Semiconductor Equipment	17.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	98.8%
Cash & Cash Equivalents	0.7%
Foreign Stocks	0.5%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	7.9%
Microsoft Corp.	6.5%
Apple, Inc.	4.9%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.5%
Mastercard, Inc., A	2.4%
Eli Lilly & Co.	2.3%
Oracle Corp.	2.0%
QUALCOMM, Inc.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000128848
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Class A
Trading Symbol	PXGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$35	0.70%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 517,308,327
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$517,308,327
Total Number of Portfolio Holdings	131
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
Consumer Staples	1.8%
Utilities	1.9%
Materials	2.2%
Real Estate	2.8%
Communication Services	4.6%
Consumer Discretionary	7.7%
Industrials	11.6%
Health Care	13.8%
Financials	16.5%
Information Technology	36.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
OthersFootnote Reference†	34.8%
Building Products	2.9%
Banks	3.1%
Broadline Retail	3.6%
Capital Markets	4.1%
Insurance	4.3%
Financial Services	4.8%
Technology Hardware, Storage & Peripherals	5.3%
Pharmaceuticals	7.1%
Software	11.7%
Semiconductors & Semiconductor Equipment	17.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	98.8%
Cash & Cash Equivalents	0.7%
Foreign Stocks	0.5%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	7.9%
Microsoft Corp.	6.5%
Apple, Inc.	4.9%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.5%
Mastercard, Inc., A	2.4%
Eli Lilly & Co.	2.3%
Oracle Corp.	2.0%
QUALCOMM, Inc.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000043242
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/USSE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$23	0.45%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 517,308,327
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$517,308,327
Total Number of Portfolio Holdings	131
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
Consumer Staples	1.8%
Utilities	1.9%
Materials	2.2%
Real Estate	2.8%
Communication Services	4.6%
Consumer Discretionary	7.7%
Industrials	11.6%
Health Care	13.8%
Financials	16.5%
Information Technology	36.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.7%
OthersFootnote Reference†	34.8%
Building Products	2.9%
Banks	3.1%
Broadline Retail	3.6%
Capital Markets	4.1%
Insurance	4.3%
Financial Services	4.8%
Technology Hardware, Storage & Peripherals	5.3%
Pharmaceuticals	7.1%
Software	11.7%
Semiconductors & Semiconductor Equipment	17.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	98.8%
Cash & Cash Equivalents	0.7%
Foreign Stocks	0.5%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	7.9%
Microsoft Corp.	6.5%
Apple, Inc.	4.9%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.5%
Mastercard, Inc., A	2.4%
Eli Lilly & Co.	2.3%
Oracle Corp.	2.0%
QUALCOMM, Inc.	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000175865
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure Fund
Class Name	Investor Class
Trading Symbol	PAXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSI
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$49	0.90%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
AssetsNet	$ 101,314,434
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$101,314,434
Total Number of Portfolio Holdings	41
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.4%
Financials	1.1%
Health Care	2.9%
Materials	3.8%
Information Technology	4.9%
Communication Services	12.5%
Real Estate	14.2%
Industrials	27.6%
Utilities	30.6%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.4%
OthersFootnote Reference‡	8.5%
Japan	2.3%
Germany	2.4%
Sweden	2.6%
Singapore	3.0%
Spain	3.2%
Finland	3.9%
France	4.5%
Canada	6.9%
United Kingdom	11.7%
United States	48.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Foreign Stocks	49.4%
U.S. Stocks	49.0%
Cash & Cash Equivalents	1.6%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Veolia Environnement SA	4.5%
National Grid plc	4.1%
Union Pacific Corp.	4.0%
Elisa OYJ	3.9%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.3%
NextEra Energy, Inc.	3.2%
Northland Power, Inc.	3.2%
American Tower Corp.	3.2%
Iberdrola SA	3.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000175864
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	PXDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSI
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.65%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 101,314,434
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$101,314,434
Total Number of Portfolio Holdings	41
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.4%
Financials	1.1%
Health Care	2.9%
Materials	3.8%
Information Technology	4.9%
Communication Services	12.5%
Real Estate	14.2%
Industrials	27.6%
Utilities	30.6%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.4%
OthersFootnote Reference‡	8.5%
Japan	2.3%
Germany	2.4%
Sweden	2.6%
Singapore	3.0%
Spain	3.2%
Finland	3.9%
France	4.5%
Canada	6.9%
United Kingdom	11.7%
United States	48.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Foreign Stocks	49.4%
U.S. Stocks	49.0%
Cash & Cash Equivalents	1.6%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Veolia Environnement SA	4.5%
National Grid plc	4.1%
Union Pacific Corp.	4.0%
Elisa OYJ	3.9%
Waste Connections, Inc.	3.3%
Waste Management, Inc.	3.3%
NextEra Energy, Inc.	3.2%
Northland Power, Inc.	3.2%
American Tower Corp.	3.2%
Iberdrola SA	3.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000201508
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	PAXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GO
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$64	1.23%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 132,613,042
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$132,613,042
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Communication Services	1.4%
Consumer Discretionary	3.6%
Consumer Staples	4.1%
Materials	6.0%
Industrials	15.0%
Health Care	17.4%
Financials	21.4%
Information Technology	29.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
OthersFootnote Reference‡	1.1%
Netherlands	1.5%
Portugal	2.0%
Ireland	2.1%
Bermuda	2.4%
India	2.5%
Belgium	2.8%
United Kingdom	4.4%
Switzerland	4.7%
Japan	5.0%
United States	70.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	69.3%
Foreign Stocks	28.3%
Cash & Cash Equivalents	2.4%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.5%
Oracle Corp.	4.8%
NVIDIA Corp.	4.5%
Mastercard, Inc., A	4.0%
Linde plc	3.9%
Boston Scientific Corp.	3.8%
Marsh & McLennan Cos., Inc.	3.0%
Alcon AG	2.9%
KBC Group NV	2.8%
Hubbell, Inc., B	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000201507
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PXGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GO
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$51	0.98%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 132,613,042
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$132,613,042
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Communication Services	1.4%
Consumer Discretionary	3.6%
Consumer Staples	4.1%
Materials	6.0%
Industrials	15.0%
Health Care	17.4%
Financials	21.4%
Information Technology	29.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
OthersFootnote Reference‡	1.1%
Netherlands	1.5%
Portugal	2.0%
Ireland	2.1%
Bermuda	2.4%
India	2.5%
Belgium	2.8%
United Kingdom	4.4%
Switzerland	4.7%
Japan	5.0%
United States	70.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	69.3%
Foreign Stocks	28.3%
Cash & Cash Equivalents	2.4%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.5%
Oracle Corp.	4.8%
NVIDIA Corp.	4.5%
Mastercard, Inc., A	4.0%
Linde plc	3.9%
Boston Scientific Corp.	3.8%
Marsh & McLennan Cos., Inc.	3.0%
Alcon AG	2.9%
KBC Group NV	2.8%
Hubbell, Inc., B	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000061357
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Investor Class
Trading Symbol	PGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$62	1.18%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
AssetsNet	$ 2,058,271,123
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$2,058,271,123
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Transport Solutions	8.4%
Resource Efficiency & Waste Management	8.7%
Sustainable Food & Agriculture	9.7%
Environmental Services & Resources	10.0%
Water Infrastructure & Technologies	11.0%
Digital Infrastructure	24.0%
Energy Management & Efficiency	26.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Jersey	1.4%
Japan	1.7%
Germany	2.0%
Bermuda	2.8%
Ireland	2.8%
United Kingdom	3.2%
Taiwan	5.3%
Switzerland	6.2%
France	7.0%
United States	66.2%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	66.2%
Foreign Stocks	32.5%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Linde plc	4.9%
Agilent Technologies, Inc.	4.3%
Air Liquide SA	4.0%
NVIDIA Corp.	3.1%
Veolia Environnement SA	3.0%
Waste Management, Inc.	3.0%
Schneider Electric SE	2.9%
Kerry Group plc, A	2.8%
RenaissanceRe Holdings Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000128849
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Class A
Trading Symbol	PXEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.18%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
AssetsNet	$ 2,058,271,123
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$2,058,271,123
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Transport Solutions	8.4%
Resource Efficiency & Waste Management	8.7%
Sustainable Food & Agriculture	9.7%
Environmental Services & Resources	10.0%
Water Infrastructure & Technologies	11.0%
Digital Infrastructure	24.0%
Energy Management & Efficiency	26.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Jersey	1.4%
Japan	1.7%
Germany	2.0%
Bermuda	2.8%
Ireland	2.8%
United Kingdom	3.2%
Taiwan	5.3%
Switzerland	6.2%
France	7.0%
United States	66.2%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	66.2%
Foreign Stocks	32.5%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Linde plc	4.9%
Agilent Technologies, Inc.	4.3%
Air Liquide SA	4.0%
NVIDIA Corp.	3.1%
Veolia Environnement SA	3.0%
Waste Management, Inc.	3.0%
Schneider Electric SE	2.9%
Kerry Group plc, A	2.8%
RenaissanceRe Holdings Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000061358
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Institutional Class
Trading Symbol	PGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GEM
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$49	0.93%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
AssetsNet	$ 2,058,271,123
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$2,058,271,123
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Transport Solutions	8.4%
Resource Efficiency & Waste Management	8.7%
Sustainable Food & Agriculture	9.7%
Environmental Services & Resources	10.0%
Water Infrastructure & Technologies	11.0%
Digital Infrastructure	24.0%
Energy Management & Efficiency	26.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Jersey	1.4%
Japan	1.7%
Germany	2.0%
Bermuda	2.8%
Ireland	2.8%
United Kingdom	3.2%
Taiwan	5.3%
Switzerland	6.2%
France	7.0%
United States	66.2%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	66.2%
Foreign Stocks	32.5%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Linde plc	4.9%
Agilent Technologies, Inc.	4.3%
Air Liquide SA	4.0%
NVIDIA Corp.	3.1%
Veolia Environnement SA	3.0%
Waste Management, Inc.	3.0%
Schneider Electric SE	2.9%
Kerry Group plc, A	2.8%
RenaissanceRe Holdings Ltd.	2.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000246501
Shareholder Report [Line Items]
Fund Name	Impax Global Social Leaders Fund
Class Name	Investor Class
Trading Symbol	IGSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSL
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$65	1.23%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%
AssetsNet	$ 2,134,236
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$2,134,236
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
Communication Services	1.6%
Consumer Staples	4.4%
Real Estate	5.3%
Industrials	8.8%
Health Care	12.2%
Consumer Discretionary	19.8%
Financials	20.8%
Information Technology	24.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference‡	9.2%
Sweden	2.1%
India	2.3%
China	2.5%
France	3.0%
Japan	3.1%
Brazil	3.3%
Hong Kong	3.8%
Netherlands	4.5%
United Kingdom	8.9%
United States	54.7%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	54.1%
Foreign Stocks	42.3%
Cash & Cash Equivalents	3.6%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.6%
eBay, Inc.	4.8%
Halma plc	4.6%
Mastercard, Inc., A	3.7%
Experian plc	3.5%
MercadoLibre, Inc.	3.3%
ServiceNow, Inc.	3.3%
Intuit, Inc.	3.2%
Recruit Holdings Co. Ltd.	3.1%
Danone SA	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000246502
Shareholder Report [Line Items]
Fund Name	Impax Global Social Leaders Fund
Class Name	Institutional Class
Trading Symbol	IGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GSL
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$52	0.98%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
AssetsNet	$ 2,134,236
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$2,134,236
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
Communication Services	1.6%
Consumer Staples	4.4%
Real Estate	5.3%
Industrials	8.8%
Health Care	12.2%
Consumer Discretionary	19.8%
Financials	20.8%
Information Technology	24.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference‡	9.2%
Sweden	2.1%
India	2.3%
China	2.5%
France	3.0%
Japan	3.1%
Brazil	3.3%
Hong Kong	3.8%
Netherlands	4.5%
United Kingdom	8.9%
United States	54.7%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Stocks	54.1%
Foreign Stocks	42.3%
Cash & Cash Equivalents	3.6%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	6.6%
eBay, Inc.	4.8%
Halma plc	4.6%
Mastercard, Inc., A	3.7%
Experian plc	3.5%
MercadoLibre, Inc.	3.3%
ServiceNow, Inc.	3.3%
Intuit, Inc.	3.2%
Recruit Holdings Co. Ltd.	3.1%
Danone SA	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000137562
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/ISE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$38	0.69%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,477,495,740
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$1,477,495,740
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
Real Estate	1.1%
Materials	3.3%
Communication Services	5.9%
Utilities	6.2%
Consumer Discretionary	6.3%
Consumer Staples	7.2%
Health Care	12.3%
Information Technology	13.4%
Industrials	16.0%
Financials	25.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference‡	10.5%
Spain	3.4%
Italy	3.8%
Netherlands	4.9%
Australia	5.5%
Switzerland	6.4%
United States	8.7%
France	8.9%
Germany	10.2%
United Kingdom	13.9%
Japan	21.2%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Foreign Stocks	89.5%
U.S. Stocks	8.8%
Cash & Cash Equivalents	1.7%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
ASML Holding NV	3.1%
Novartis AG	2.6%
AstraZeneca plc	2.5%
HSBC Holdings plc	2.3%
Siemens AG	2.2%
Hitachi Ltd.	2.2%
Iberdrola SA	2.0%
Schneider Electric SE	2.0%
RELX plc	1.8%
Infineon Technologies AG	1.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000137561
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PXNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/ISE
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$24	0.44%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,477,495,740
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$1,477,495,740
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
Real Estate	1.1%
Materials	3.3%
Communication Services	5.9%
Utilities	6.2%
Consumer Discretionary	6.3%
Consumer Staples	7.2%
Health Care	12.3%
Information Technology	13.4%
Industrials	16.0%
Financials	25.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference‡	10.5%
Spain	3.4%
Italy	3.8%
Netherlands	4.9%
Australia	5.5%
Switzerland	6.4%
United States	8.7%
France	8.9%
Germany	10.2%
United Kingdom	13.9%
Japan	21.2%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Foreign Stocks	89.5%
U.S. Stocks	8.8%
Cash & Cash Equivalents	1.7%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
ASML Holding NV	3.1%
Novartis AG	2.6%
AstraZeneca plc	2.5%
HSBC Holdings plc	2.3%
Siemens AG	2.2%
Hitachi Ltd.	2.2%
Iberdrola SA	2.0%
Schneider Electric SE	2.0%
RELX plc	1.8%
Infineon Technologies AG	1.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]
C000175863
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Investor Class
Trading Symbol	PAXBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/CB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$37	0.73%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 841,407,480
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$841,407,480
Total Number of Portfolio Holdings	422
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.3%
Community Investment Notes	0.0%Footnote Reference#
Investment Companies	0.4%
Municipal Bonds	0.9%
Foreign Government and Agency Securities	2.1%
Asset-Backed Securities	5.0%
Supranational	6.6%
U.S. Government and Agency Securities	24.1%
Corporate Bonds	28.0%
Mortgage-Backed Securities	31.6%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

U.S. Government	25.1%
AAA	8.9%
AA	4.7%
A	11.0%
BBB	14.2%
BB or lower	1.1%
N/R (Not Rated)	35.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	88.6%
Supranational	6.7%
Foreign Bonds	3.5%
Cash & Cash Equivalents	0.7%
Investment Companies	0.4%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 3/15/28	7.6%
U.S. Treasury Notes, 4.000%, 3/31/30	4.9%
U.S. Treasury Bonds, 4.750%, 2/15/45	3.6%
U.S. Treasury Bonds, 4.750%, 5/15/55	2.6%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
U.S. Treasury Notes, 4.125%, 3/31/32	1.0%
U.S. Treasury Notes, 3.750%, 4/30/27	0.7%
International Bank for Reconstruction & Development, 4.625%, 1/15/32	0.7%
FHLMC Pool, 30 Year, 5.500%, 1/01/54	0.7%
FNMA, 30 Year, 3.000%, 4/01/52	0.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000175862
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Institutional Class
Trading Symbol	PXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/CB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$24	0.48%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 841,407,480
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$841,407,480
Total Number of Portfolio Holdings	422
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.3%
Community Investment Notes	0.0%Footnote Reference#
Investment Companies	0.4%
Municipal Bonds	0.9%
Foreign Government and Agency Securities	2.1%
Asset-Backed Securities	5.0%
Supranational	6.6%
U.S. Government and Agency Securities	24.1%
Corporate Bonds	28.0%
Mortgage-Backed Securities	31.6%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

U.S. Government	25.1%
AAA	8.9%
AA	4.7%
A	11.0%
BBB	14.2%
BB or lower	1.1%
N/R (Not Rated)	35.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	88.6%
Supranational	6.7%
Foreign Bonds	3.5%
Cash & Cash Equivalents	0.7%
Investment Companies	0.4%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 3/15/28	7.6%
U.S. Treasury Notes, 4.000%, 3/31/30	4.9%
U.S. Treasury Bonds, 4.750%, 2/15/45	3.6%
U.S. Treasury Bonds, 4.750%, 5/15/55	2.6%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
U.S. Treasury Notes, 4.125%, 3/31/32	1.0%
U.S. Treasury Notes, 3.750%, 4/30/27	0.7%
International Bank for Reconstruction & Development, 4.625%, 1/15/32	0.7%
FHLMC Pool, 30 Year, 5.500%, 1/01/54	0.7%
FNMA, 30 Year, 3.000%, 4/01/52	0.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043226
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	PAXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$48	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 525,362,586
Holdings Count | Holding	209
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$525,362,586
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference†	20.8%
Insurance	5.5%
Real Estate	5.8%
Financial Services	6.6%
Capital Goods	6.9%
Services	7.5%
Telecommunications	8.2%
Healthcare	8.3%
Technology & Electronics	8.8%
Basic Industry	8.8%
Media	10.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	2.6%
BB or lower	89.8%
N/R (Not Rated)	7.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	80.3%
Foreign Bonds	12.8%
Loans	4.7%
Cash & Cash Equivalents	2.0%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.4%
NCL Corp. Ltd., 6.750%, 2/01/32	1.2%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Coherent Corp., 5.000%, 12/15/29	0.9%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000128847
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Class A
Trading Symbol	PXHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 525,362,586
Holdings Count | Holding	209
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$525,362,586
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference†	20.8%
Insurance	5.5%
Real Estate	5.8%
Financial Services	6.6%
Capital Goods	6.9%
Services	7.5%
Telecommunications	8.2%
Healthcare	8.3%
Technology & Electronics	8.8%
Basic Industry	8.8%
Media	10.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	2.6%
BB or lower	89.8%
N/R (Not Rated)	7.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	80.3%
Foreign Bonds	12.8%
Loans	4.7%
Cash & Cash Equivalents	2.0%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.4%
NCL Corp. Ltd., 6.750%, 2/01/32	1.2%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Coherent Corp., 5.000%, 12/15/29	0.9%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043227
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	PXHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/HYB
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.70%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 525,362,586
Holdings Count | Holding	209
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$525,362,586
Total Number of Portfolio Holdings	209
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Diversification as of June 30, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.6%
OthersFootnote Reference†	20.8%
Insurance	5.5%
Real Estate	5.8%
Financial Services	6.6%
Capital Goods	6.9%
Services	7.5%
Telecommunications	8.2%
Healthcare	8.3%
Technology & Electronics	8.8%
Basic Industry	8.8%
Media	10.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	2.6%
BB or lower	89.8%
N/R (Not Rated)	7.0%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
U.S. Bonds	80.3%
Foreign Bonds	12.8%
Loans	4.7%
Cash & Cash Equivalents	2.0%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025Footnote Reference*

Company	Percent of Net Assets
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.4%
NCL Corp. Ltd., 6.750%, 2/01/32	1.2%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Coherent Corp., 5.000%, 12/15/29	0.9%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043250
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Investor Class
Trading Symbol	PAXWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SA
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,299,808,819
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$2,299,808,819
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.9%
Cash & Cash Equivalents	1.1%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Affiliated Investment Companies as of June 30, 2025

Percent of Net Assets
Impax Large Cap Fund	32.7%
Impax Core Bond Fund	31.9%
Impax US Sustainable Economy Fund	7.4%
Impax High Yield Bond Fund	5.0%
Impax International Sustainable Economy Fund	5.0%
Impax Small Cap Fund	4.7%
Impax Global Opportunities Fund	3.3%
Impax Global Environmental Markets Fund	3.0%
Impax Ellevate Global Women's Leadership Fund	3.0%
Impax Global Sustainable Infrastructure Fund	3.0%

Material Fund Change [Text Block]
C000043251
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Institutional Class
Trading Symbol	PAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/SA
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 2,299,808,819
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Net Assets	$2,299,808,819
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocation as of June 30, 2025Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.9%
Cash & Cash Equivalents	1.1%
Footnote	Description
Footnote ^	Percent of Investments.

Largest Holdings [Text Block]

Affiliated Investment Companies as of June 30, 2025

Percent of Net Assets
Impax Large Cap Fund	32.7%
Impax Core Bond Fund	31.9%
Impax US Sustainable Economy Fund	7.4%
Impax High Yield Bond Fund	5.0%
Impax International Sustainable Economy Fund	5.0%
Impax Small Cap Fund	4.7%
Impax Global Opportunities Fund	3.3%
Impax Global Environmental Markets Fund	3.0%
Impax Ellevate Global Women's Leadership Fund	3.0%
Impax Global Sustainable Infrastructure Fund	3.0%

Material Fund Change [Text Block]